Organization and Subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure Of Organization and Subsidiaries [Abstract]
Organization and Subsidiaries

2.    Organization and Subsidiaries

Ferroglobe has a diversified production base consisting of production facilities across the North America, Europe, South America, South Africa and Asia.

The subsidiaries of Ferroglobe as of December 31, 2019, classified by business activity, were as follows:

	Percentage of Ownership
	Direct	Total	Line of Business	Registered
Alabama Sand and Gravel, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
Alden Resources, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Alden Sales Corporation, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
ARL Resources, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
ARL Services, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Core Metals Group Holdings, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Core Metals Group, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Gatliff Services, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Globe Metallurgical Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
Globe Metals Enterprises, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Alloys I, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Alloys II, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Enterprises Holdings, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Enterprises, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Sales, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
LF Resources, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
Metallurgical Process Materials, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Norchem, Inc.	—	100.0	Electrometallurgy - North America	Florida - USA
QSIP Canada ULC	—	100.0	Electrometallurgy - North America	Canada
Quebec Silicon General Partner	—	51.0	Electrometallurgy - North America	Canada
Quebec Silicon Limited Partnership	—	51.0	Electrometallurgy - North America	Canada
Tennessee Alloys Company, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
West Virginia Alloys, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
WVA Manufacturing, LLC	—	51.0	Electrometallurgy - North America	Delaware - USA
Cuarzos Industriales, S.A.U.	—	100.0	Electrometallurgy - Europe	A Coruña - Spain
Ferroatlántica del Cinca, S.L.	—	99.9	Electrometallurgy - Europe	Madrid - Spain
Ferroatlántica de Sabón, S.L.U. (1)	—	100.0	Electrometallurgy - Europe	Madrid - Spain
Ferroatlántica de Boo, S.L.U. (1)	—	100.0	Electrometallurgy - Europe	Madrid - Spain
Ferroglobe Mangan Norge AS	—	100.0	Electrometallurgy - Europe	Norway
Ferroglobe Manganese France SAS	—	100.0	Electrometallurgy - Europe	France
FerroPem, S.A.S.	—	100.0	Electrometallurgy - Europe	France
Ferrous Receivables DAC. (1)	—	100.0	Electrometallurgy - Europe	Ireland
Grupo FerroAtlántica, S.A.U	100	100.0	Electrometallurgy - Europe	Madrid - Spain
Islenska Kisilfelagio EHF (Icelandic Silicon Corp.)	—	20.1	Electrometallurgy - Europe	Ireland
Kintuck (France) SAS	—	100.0	Electrometallurgy - Europe	France
Kintuck AS	—	100.0	Electrometallurgy - Europe	Norway
Rocas, Arcillas y Minerales, S.A.	—	100.0	Electrometallurgy - Europe	A Coruña - Spain
Rebone Mining (Pty.), Ltd.	—	74.0	Electrometallurgy - South Africa	Polokwane - South Africa
Silicon Smelters (Pty.), Ltd.	—	100.0	Electrometallurgy - South Africa	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	Electrometallurgy - South Africa	South Africa
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	Electrometallurgy - South Africa	Polokwane - South Africa
16 Front Street, LLC	—	100.0	Other segments	Delaware - USA
Actifs Solaires Bécancour, Inc	—	100.0	Other segments	Canada
Cuarzos Indus. de Venezuela (Cuarzoven), S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
ECPI, Inc.	—	100.0	Other segments	Delaware - USA
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroatlántica I+D, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroatlántica Participaciones, S.L.U. (1)	—	100.0	Other segments	Madrid - Spain
FerroAtlántica International Ltd	—	100.0	Other segments	United Kingdom
Ferroglobe Services (UK) PLC	100	100.0	Other segments	United Kingdom
FerroManganese Mauritania SARL	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania SARL	—	90.0	Other segments	Mauritania
Ferrosolar OPCO Group SL.	—	100.0	Other segments	Spain
Ferrosolar R&D SL.	—	50.0	Other segments	Spain
FerroTambao, SARL	—	90.0	Other segments	Burkina Faso
GBG Financial LLC	—	100.0	Other segments	Delaware - USA
GBG Holdings, LLC	—	100.0	Other segments	Delaware - USA
Globe Argentina Holdco, LLC	—	100.0	Other segments	Delaware - USA
Globe BG, LLC	—	100.0	Other segments	Delaware - USA
Globe LSE, Inc.	—	100.0	Other segments	Delaware - USA
Globe Metales S.R.L.	—	100.0	Other segments	Argentina
Globe Metallurgical Carbon, LLC	—	100.0	Other segments	Delaware - USA
Globe Specialty Metals, Inc.	100	100.0	Other segments	Delaware - USA
Grupo FerroAtlántica de Servicios, S.L.U. (1)	—	100.0	Other segments	Madrid - Spain
GSM Financial, Inc.	—	100.0	Other segments	Delaware - USA
GSM Netherlands, BV	—	100.0	Other segments	Netherlands
Hidroelectricité de Saint Beron, S.A.S (1)	—	100.0	Other segments	France
Laurel Ford Resources, Inc.	—	100.0	Other segments	Delaware - USA
Mangshi FerroAtlántica Mining Indus. Serv. Ltd	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Mangshi Sinice Silicon Industry Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
MST Financial Holdings, LLC	—	100.0	Other segments	Delaware - USA
MST Financial, LLC	—	100.0	Other segments	Delaware - USA
MST Resources, LLC	—	100.0	Other segments	Delaware - USA
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Photosil Industries, SAS	—	100.0	Other segments	France
Silicio Ferrosolar, SLU	—	100.0	Other segments	Spain
Solsil, Inc.	—	92.4	Other segments	Delaware - USA
Ultracore Energy SA	—	100.0	Other segments	Argentina
(1)	Entered into the scope of consolidation during 2019.

Subsidiaries are all companies over which Ferroglobe has control.

Control is achieved when the Company:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power over the investee to affect the amount of the investor’s returns.

The Company has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

•	the total voting rights held by the Company relative to the size and dispersion of holdings of the other vote holders;
•	potential voting rights held by the Company, other vote holders or other parties;
•	rights arising from other contractual arrangements; and
•

any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time these decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary.

The Company uses the acquisition method to account for the acquisition of subsidiaries. According to this method, the consideration transferred for the acquisition of a subsidiary corresponds to the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred also includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration transferred by the Company is recognized at fair value at the date of acquisition. Subsequent changes in the fair value of the contingent consideration classified as an asset or a liability are recognized in accordance with IAS 39 either in the income statement or in the statement of comprehensive (loss) income. The costs related to the acquisition are recognized as expenses in the years incurred. The identifiable assets acquired and the liabilities and contingent liabilities assumed in a business combination are initially recognized at their fair value at the date of acquisition. The Company recognizes any non-controlling interest in the acquiree at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.

Profit or loss for the period and each component of other comprehensive (loss) income are attributed to the owners of the Company and to the non-controlling interests. The Company attributes total comprehensive (loss) income to the owners of the Company and to the non-controlling interests even if the profit or loss of the non-controlling interests gives rise to a balance receivable.

All assets and liabilities, equity, income, expenses and cash flows relating to transactions between subsidiaries are eliminated in full in consolidation.